Lease liabilities - Lease payments expensed (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Short-term leases	R 98	R 179	R 69
Leases of low value assets	33	55	48
Variable lease payments	321	235	248
Total	R 452	R 469	R 365